Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Statement of cash flows [abstract]
Net income (loss)	$ (1,809)	$ (1,828)	$ (2,321)
Adjustments to the profit or loss items:
Depreciation and impairment	3,123	3,027	12,155
Financial expenses (income), net	2,085	2,033	6,791
Cost of share-based payment	415	193	1,153
Taxes on income	13	41	62
Loss (gain) from sale of property and equipment	(22)
Change in employee benefit liabilities, net	(8)	(12)	(111)
Adjustments to the profit or loss items	5,606	5,282	20,050
Changes in asset and liability items:
Investment in short term investments, net	6,306	13,492	7,603
Decrease (increase) in other accounts receivables	1,362	589	(578)
Decrease (increase) in inventories	(10,970)	2,662	(1,361)
Decrease (increase) in deferred expenses	3,554	(110)	(1,340)
Increase (decrease) in trade payables	(6,712)	(13,649)	7,055
Increase (decrease) in other accounts payables	(238)	(772)	290
Decrease in deferred revenues	384		(20)
Total Changes in asset and liability	(6,314)	2,212	11,649
Cash received (paid) during the period for:
Interest paid	(341)	(194)	(853)
Interest received	25	2	97
Taxes paid	(18)	(9)	(36)
Cash received (paid) during the year	(334)	(201)	(792)
Net cash provided by (used in) operating activities	(2,851)	5,465	28,586
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(1,117)	(513)	(3,784)
Proceeds from sale of property and equipment	24
Business combination
Net cash provided by (used in) investing activities	(1,093)	(513)	(3,784)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	1	3	9
Receipt of long-term loans
Repayment of lease liabilities	(271)	(295)	(1,098)
Repayment of long-term loans	(1,111)	(16)	(2,628)
Repayment of other long-term liabilities	(1,500)	(1,500)	(5,626)
Net cash provided by (used in) financing activities	(2,881)	(1,808)	(9,343)
Exchange differences on balances of cash and cash equivalent	(312)	236	212
Increase (decrease) in cash and cash equivalents	(7,137)	3,380	15,671
Cash and cash equivalents at the beginning of the period	34,258	18,587	18,587
Cash and cash equivalents at the end of the period	27,121	21,967	34,258
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	3,580	174	551
Purchase of property and equipment and Intangible assets	$ 292	$ 254	$ 618